BT INVESTMENT FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                February 2, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:      BT INVESTMENT FUNDS (the "Trust")
         Intermediate Tax Free Fund
         International Equity Fund
         Capital Appreciation Fund
         Pacific Basin Equity Fund
         Latin American Equity Fund
         Small Cap Fund
         International Small Company Equity Fund
         Global Emerging Markets Equity Fund
         1933 Act File No. 33-07404
         1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated January 31, 1999, do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 56 on January 28, 1999.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                     /s/ Daniel O. Hirsch

                                    Daniel O. Hirsch
                                    Secretary